Stock Option Plan Transactions (Details)	Jun. 30, 2014	Dec. 31, 2013
Stock Option Plan Transactions
Options issued and outstanding under the Stock Plan	452,960	452,960
Company issued options to two of its Officers not covered under this plan	11,000,000	11,000,000
After the reverse stock split shares were available for grant	100,000	100,000
Increase in the number of awards available for grant	2,100,000	2,100,000